Assets Pledged as Collateral or for Security (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Assets Pledged as Collateral or for Security
The following assets were provided as collateral for bank borrowings, tariff guarantees of imported raw materials or collateral:

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Inventories related to real estate business	$6,063,303	$10,564,873	$376,242
Property, plant and equipment	138,831	124,124	4,420
Investment properties	12,167,772	11,847,145	421,907
Other financial assets (including current and non-current)	637,775	460,890	16,414

	$19,007,681	$22,997,032	$818,983